PROPERTY, PLANT AND EQUIPMENT - Net Book Value (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 4,497	$ 3,677
Additions, net of disposals	168	420
Depreciation expense	(63)	(113)
Non-cash additions	1
Net foreign currency exchange differences	(294)	163
Ending balance	4,309	4,497
Change in Accounting Policies		3
Fair value adjustments		347
Gross Carrying Amount:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,696	3,141
Additions, net of disposals	168	413
Depreciation expense	0	0
Non-cash additions	1
Net foreign currency exchange differences	(245)	139
Ending balance	3,620	3,696
Change in Accounting Policies		3
Fair value adjustments		0
Accumulated depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(567)	(437)
Additions, net of disposals	0	7
Depreciation expense	(63)	(113)
Non-cash additions	0
Net foreign currency exchange differences	39	(24)
Ending balance	(591)	(567)
Change in Accounting Policies		0
Fair value adjustments		0
Accumulated fair value adjustments:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,368	973
Additions, net of disposals	0	0
Depreciation expense	0	0
Non-cash additions	0
Net foreign currency exchange differences	(88)	48
Ending balance	$ 1,280	1,368
Change in Accounting Policies		0
Fair value adjustments		$ 347